UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity – Equity Funds 67.1%
DWS Blue Chip Fund "Institutional"	97,697	1,088,342
DWS Capital Growth Fund "Institutional"	41,278	1,565,248
DWS Commodity Securities Fund "Institutional"	52,252	454,593
DWS Communications Fund "Institutional"	69,132	668,502
DWS Disciplined Long/Short Value Fund "Institutional"	213,707	1,171,114
DWS Dreman Concentrated Value Fund "Institutional"	55,329	302,094
DWS Dreman High Return Equity Fund "Institutional"	36,635	875,579
DWS Dreman Mid Cap Value Fund "Institutional"	427,025	2,805,552
DWS Dreman Small Cap Value Fund "Institutional"	172,794	4,041,662
DWS Emerging Markets Equity Fund "Institutional"	271,448	2,641,186
DWS Equity 500 Index Portfolio "Institutional"	393,523	40,139,334
DWS Europe Equity Fund "Institutional"	437,452	7,952,873

DWS Global Opportunities Fund "Institutional"	13,367	283,241
DWS Global Thematic Fund "Institutional"	250,952	3,558,502
DWS Gold & Precious Metals Fund "Institutional"	31,293	366,757
DWS Growth & Income Fund "Institutional"	654,033	6,965,450
DWS Health Care Fund "Institutional"	140,941	2,662,382
DWS International Fund "Institutional"	106,377	3,645,535
DWS International Select Equity Fund "Institutional"	530,298	2,752,245
DWS International Value Opportunities Fund "Institutional"	263,115	1,865,482
DWS Japan Equity Fund "S"	160,740	1,097,853
DWS Large Cap Value Fund "Institutional"	1,447,245	18,987,852
DWS Large Company Growth Fund "Institutional"	341,817	7,048,270
DWS Micro Cap Fund "Institutional"	47,867	437,028
DWS RREEF Global Real Estate Securities Fund "Institutional"	291,380	1,456,902
DWS RREEF Real Estate Securities Fund "Institutional"	65,569	647,819
DWS Small Cap Core Fund "S"	450,275	4,691,866
DWS Small Cap Growth Fund "Institutional"	108,870	1,279,217
DWS Technology Fund "Institutional"	305,352	2,293,194

Total Equity Funds (Cost $192,056,753)		123,745,674
Equity – Exchange Traded Funds 3.2%
Consumer Discretionary Select Sector SPDR Fund	13,055	269,325
Consumer Staples Select Sector SPDR Fund	16,398	393,716
Energy Select Sector SPDR Fund	7,556	378,404
Financial Select Sector SPDR Fund	24,777	312,438
Industrial Select Sector SPDR Fund	15,450	358,749
iShares MSCI Australia Index Fund	86,135	1,182,633
iShares MSCI Canada Index Fund	93,115	1,593,198
iShares MSCI EAFE Small Cap Index Fund	6,573	156,766
iShares MSCI Germany Index Fund	16,131	267,452
iShares MSCI Netherlands Investable Market Index Fund	2,486	34,282
iShares MSCI United Kingdom Index Fund	74,251	927,395

Total Exchange Traded Funds (Cost $8,151,585)		5,874,358
Fixed Income – Bond Funds 28.0%
DWS Core Fixed Income Fund "Institutional"	4,148,855	35,680,156
DWS Core Plus Income Fund "Institutional"	1,977	19,241
DWS Emerging Markets Fixed Income Fund "Institutional"	124,757	1,008,037
DWS Floating Rate Plus Fund "Institutional"	442,314	2,990,042
DWS Global Bond Fund "S"	366,248	3,651,492
DWS GNMA Fund "S"	21,034	309,408
DWS High Income Fund "Institutional"	1,089,582	3,715,474
DWS High Income Plus Fund "Institutional"	391	1,901
DWS Inflation Protected Plus Fund "Institutional"	437,179	4,048,278
DWS Short Duration Plus Fund "Institutional"	32,912	286,997

Total Fixed Income – Bond Funds (Cost $63,838,291)		51,711,026
Fixed Income – Money Market Funds 2.0%
Cash Management QP Trust	3,707,916	3,707,916
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,738	8,738
DWS Money Market Series "Institutional"	26,082	26,082

Total Fixed Income –Money Market Funds (Cost $3,742,736)		3,742,736

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $267,789,365) †	100.3	185,073,794
Other Assets and Liabilities, Net	(0.3)	(506,719)

Net Assets	100.0	184,567,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $268,976,940. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $83,903,146. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $83,903,146.

MSCI EAFE: Morgan Stanley Capital International Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 185,073,794
Level 2	-
Level 3	-
Total	$ 185,073,794

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009